Document and Entity Information	6 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--06-30
Entity Registrant Name	IperionX Limited
Entity Central Index Key	0001898601